Expense Example - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIP Asset Manager Growth Portfolio	Apr. 30, 2025 USD ($)
VIP Asset Manager Growth Portfolio - Service Class
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	906
VIP Asset Manager Growth Portfolio - Service Class 2
Expense Example:
1 year	90
3 years	281
5 years	488
10 years	1,084
VIP Asset Manager Growth Portfolio - Initial Class
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786